Commitments, contingencies and legal proceedings - Contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Contingent liability for guarantees | Commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 964	€ 1,477
Corporate guarantees	263	325
Contingent liability for guarantees | Non-commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	498	615
Corporate guarantees	33	35
Financing commitments | Customer finance commitments
Guarantees and other contingent commitments
Capital finance commitments	11	5
Financing commitments | Venture fund commitments
Guarantees and other contingent commitments
Venture fund commitments	€ 306	€ 381